Leases (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended		12 Months Ended
	Jun. 30, 2023	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Leases [Abstract]
Lease abatement	$ 4,673
Deferred rent	4,500
Increase in lease liability	2,678			$ (6,808)	$ (5,897)	$ (7,632)	$ (8,451)	$ (8,041)
Decrease in occupancy costs	9,173			3,954	2,032
Gain on lease modification	$ 3,281			3,281	0
Leases which have not yet commenced		$ 64,769		64,769		$ 93,682
Operating lease expense		$ 303	$ 495	$ 1,306	$ 939